Current Liabilities - Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Current Provisions [Abstract]
Summary of Current Provisions
	June 30, 2022	June 30, 2021

	US$	US$
Annual leave	383,220	289,043
Long service leave	212,983	202,959
Total current provisions	596,203	492,002